OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Accrued expenses	$ 12,753	$ 11,019
Accrued payroll and related taxes	7,392	6,031
Government institutions	3,907	4,747
Related party		3
Accrued dividend	4,930	4,191
Others	662	747
Total	$ 29,644	$ 26,738